Investment Objectives and Goals - Davis Fundamental ETF Trust	Oct. 31, 2025
Davis Select U.S. Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Davis Select U.S. Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital growth and capital preservation.
Davis Select International ETF
Prospectus [Line Items]
Risk/Return [Heading]	Davis Select International ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Davis Select Worldwide ETF
Prospectus [Line Items]
Risk/Return [Heading]	Davis Select Worldwide ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.
Davis Select Financial ETF
Prospectus [Line Items]
Risk/Return [Heading]	Davis Select Financial ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.